Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2016
Other Current Assets [Abstract]
Other Current Assets	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015
Prepaid expenses	524	476
Insurance claims	22	14
Other	342	167
Total	888	657